Other Revenues	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Other Revenues

5 OTHER REVENUES

Other revenues by type of service is as follows:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Logistic services revenue	2,148	1,813	1,752
Promotion services revenue	7,772	926	167
Online direct sales	208	—	96
Others	4,782	5,593	4,071
Total	14,910	8,332	6,086

Others were mainly comprised of other miscellaneous revenues, including customer service revenues, food and beverage revenue and other revenues, all of which were not material individually.